UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS

FOR ASSET-BACKED SECURITIES

Commission File Number of Issuing Entity:  333-228364-19

Central Index Key Number of Issuing Entity: 0001890433

DRIVE AUTO RECEIVABLES TRUST 2021-3

(Exact Name of Issuing Entity as Specified in its Charter)

Commission File Number of Depositor:  333-228364

Central Index Key Number of Depositor: 0001383094

SANTANDER DRIVE AUTO RECEIVABLES LLC

(Exact Name of Depositor as Specified in its Charter)

Central Index Key Number of Sponsor: 0001540151

SANTANDER CONSUMER USA INC.

(Exact Name of Sponsor as Specified in its Charter)

Kristopher Tate -- Senior Vice President and Deputy General Counsel (214) 722-5490

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A (this “Form ABS-EE”) amends the Form ABS-EE/A that was accepted by and filed with the Securities and Exchange Commission on November 4, 2021 with respect to Drive Auto Receivables Trust 2021-3 (the “Previously Filed Form ABS-EE”).  This Form ABS-EE includes values in the “obligor Credit Score” field that were inadvertently disclosed as zero values in the Previously Filed Form ABS-EE.  Effective upon the filing of this Form ABS-EE, Exhibits 102 and 103 of the Previously Filed Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE.

EXHIBIT INDEX

Exhibit	Document Description
102	Asset Data File (Schedule AL for s $1,524,382,044.50 pool of receivables)
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

SANTANDER DRIVE AUTO RECEIVABLES LLC
(Depositor)

Date: November 8, 2021	By:	/s/ Corey Henry
	Name:	Corey Henry
	Title:	President